Subsidiaries	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Subsidiaries
2.	Subsidiaries
IFS’s Subsidiaries are the following:

(a)	Banco Internacional del Peru S.A.A. - Interbank and Subsidiaries -
Interbank is incorporated in Peru and is authorized by the Superintendence of Banking, Insurance and Private Pension Funds (henceforth “SBS”, by its Spanish acronym) to operate as a universal bank in accordance with Peruvian legislation. The Bank’s operations are governed by the General Act of the Banking and Insurance System and Organic Act of the SBS – Act No. 26702 (henceforth “the Banking and Insurance Act”), that establishes the requirements, rights, obligations, restrictions and other operating conditions that financial and insurance entities must comply with in Peru.
As of December 31, 2022, Interbank had 164 offices (189 offices as of December 31, 2021). Additionally, it holds approximately 100 percent of the shares of the following Subsidiaries:

Entity	Activity
Internacional de Títulos Sociedad Titulizadora S.A. - Intertítulos S.T.	Manages securitization funds.
Compañía de Servicios Conexos Expressnet S.A.C.	Services related to credit card transactions or products related to the brand “American Express”.

(b)	Interseguro Compañía de Seguros S.A. and Subsidiary -
Interseguro is incorporated in Peru and its operations are governed by the Banking and Insurance Act. It is authorized by the SBS to issue life and general risk insurance contracts.
Interseguro holds participations in Patrimonio Fideicometido
D.S.093-2002-EF,
Interproperties Peru (henceforth “Patrimonio Fideicometido – Interproperties Peru”), that is a structured entity, incorporated in April 2008, and in which several investors (related parties to the Group) contributed investment properties. Each investor or investors have ownership of and specific control over the contributed investment property. The fair values of the properties contributed by Interseguro that were included in this structured entity as of December 31, 2022 and 2021, amounted to S/93,994,000 and S/71,302,000, respectively; see Note 7. For accounting purposes and under IFRS 10 “Consolidated Financial Statements” the assets included in said structure are considered “silos”, because they are ring-fenced parts of the wider structured entity (the Patrimonio Fideicometido - Interproperties Peru). IFS has ownership and decision-making power over these properties and the Group has the exposure or rights to their returns; therefore, IFS consolidates the silos containing the investment properties that it controls.

(c)	Inteligo Group Corp. and Subsidiaries -
Inteligo is an entity incorporated in the Republic of Panama. As of December 31, 2022 and 2021, it holds 100 percent of the shares of the following Subsidiaries:

Entity	Activity
Inteligo Bank Ltd.
It is incorporated in The Commonwealth of the Bahamas and has a branch established in the Republic of Panama that operates under an international license issued by the Superintendence of Banks of the Republic of Panama. Its main activity is to provide private and institutional banking services, mainly to Peruvian citizens.

Inteligo Sociedad Agente de Bolsa S.A.	Brokerage firm incorporated in Peru.

Inteligo Peru Holding S.A.C.
Financial holding company incorporated in Peru in December 2018.

As of December 31, 2022 and 2021, it holds 99.99 percent interest in Interfondos S.A. Sociedad Administradora de Fondos, company that manages mutual funds and investment funds.

Inteligo USA, Inc.	Incorporated in the United States of America in January 2019, provides investment consultancy and related services.

(d)	Negocios e Inmuebles S.A. and Holding Retail Peru S.A. -
These entities were acquired by IFS as part of the purchase of Seguros Sura and Hipotecaria Sura in the year 2017; Note 9(b). In April 2021, Negocios e Inmuebles S.A. (absorbing company) merged with Holding Retail Peru S.A. (absorbed company), the latter being extinguished without liquidation. As of December 31, 2022 and 2021, Negocios e Inmuebles S.A., holds
8.50 percent of Interseguro’s capital stock .

(e)	San Borja Global Opportunities S.A.C. -
Its corporate purpose is the marketing of products and services through Internet, telephony or related and it operates under the name of Shopstar (online marketplace) dedicated to the sale of products from different stores locally.

(f)	IFS Digital S.A.C. –
Entity incorporated in August 2020, which its corporate purpose is to perform any type of investments and related services.

(g)	Procesos de Medios de Pago and Izipay (Izipay) –
Both companies were acquired in April 2022, as detailed in Note 1(d). Procesos de Medios de Pago is dedicated to the development, management and operation of the shared service of transaction processing of credit and debit cards, through the acquirer role for the brands MasterCard, Visa and other private brands; also, it renders processing services, through the issuer role, to entities of the financial system. Izipay is dedicated to the facilitation of payments and services, offering its services of technological, operating and safety infrastructure through the affiliation of commercial stores, as well as installation and maintenance of infrastructure for transactions through the electronic commerce modality, interconnected with the networks of payment methods processors.
As indicated in Note 1(d), in April 2022, IFS acquired control of Izipay, and it became a consolidated subsidiary. Therefore, starting in April 2022, Izipay consolidates its financial information together with IFS. The investment that Interbank held in Izipay until March 31, 2022, is presented as investments in associates in the accompanying consolidated financial statements.

The table below presents a summary of the consolidated financial statements of the main Subsidiaries, before adjustments and eliminations for consolidation, as of December 31, 2022 and 2021, in accordance with the IFRS. Additionally, for information on business segments, see Note 28:

	Interbank and Subsidiaries		Interseguro		Inteligo and Subsidiaries		Izipay
	2022	2021	2022	2021	2022	2021	2022	2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of financial position -
Cash and due from banks	11,052,299	14,390,759	631,156	1,055,105	1,457,445	1,533,043	111,087	—
Financial Investments	9,586,343	10,062,243	11,295,068	11,951,454	1,698,229	2,314,331	—	—
Loans, net	43,725,346	41,307,369	—	—	1,784,343	1,698,397	—	—
Investment property	—	—	1,287,717	1,224,454	—	—	—	—
Total assets	66,977,277	68,584,019	13,636,925	14,743,405	5,102,598	5,722,539	902,610	—
Deposits and obligations	44,597,855	44,966,330	—	—	4,098,842	4,171,832	—	—
Due to banks and correspondents	6,726,595	8,112,667	308,164	226,742	53,937	183,441	18,584	—
Bonds, notes and other obligations	6,571,539	6,938,988	251,524	262,933	—	—	—	—
Insurance contract liabilities	—	—	10,463,577	11,819,263	—	—	—	—
Total liabilities	59,498,433	61,581,982	12,046,352	13,233,420	4,208,369	4,427,452	686,292	—
Equity attributable to IFS’s shareholders	7,478,844	7,002,037	1,590,573	1,509,985	894,229	1,295,087	216,318	—
Consolidated statement of income -
Net interest and similar income	3,297,436	2,743,750	861,555	736,912	104,810	114,488	300	—
(Loss) recovery due to impairment on loans, net of recoveries	(832,919)	(379,034)	—	—	2,368	(2,543)	—	—
(Loss) recovery due to impairment of financial investments	(732)	(527)	(26)	33,198	(11,981)	(1,615)	—	—
Net gain of investment property	—	—	19,146	21,969	—	—	—	—
Fee income from financial services, net	797,711	677,461	(7,160)	(6,802)	163,325	196,959	258,728	—
Insurance premiums and claims	—	—	(191,772)	(272,037)	—	—	—	—
Net profit (loss) for the year attributable to IFS’s shareholders	1,374,121	1,360,278	313,000	339,233	(141,395)	283,545	41,074	—